Stockholders' Equity (Details) - USD ($)			12 Months Ended
	Nov. 17, 2022	Nov. 10, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 04, 2019	Feb. 27, 2019
Shareholders' Equity (Details) [Line Items]
Preference shares, authorized			45,000,000	45,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001
Common stock, shares authorized		740,000,000	740,000,000	740,000,000
Common stock, shares issued			141,348,856	132,858,484
Common stock, shares outstanding			141,348,856	132,858,484
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Preference shares issue			29,057,097	0
Preference shares outstanding			29,057,097	0
Share price			$ 18
Price per warrant			$ 0.01
Warrants outstanding			6,899,988
Series A Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preference shares, authorized			45,000,000
Preferred stock, par value			$ 0.0001
Preference shares issue		29,057,097
Preference shares outstanding			29,057,097	0
Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Share price			$ 11.5
Preferred Stock Member
Shareholders' Equity (Details) [Line Items]
Shares issued, value			$ 290,600,000
First Amended Certificate of Incorporation [Member]
Shareholders' Equity (Details) [Line Items]
Preferred stock, par value					$ 0.0001	$ 0.0001
Common stock, shares issued					350,000,000	200,000,000
Common stock, par value					$ 0.0001	$ 0.0001
Preference shares issue					20,000,000	20,000,000
Second Amended Certificate of Incorporation [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued		740,000,000
Common stock, shares outstanding		197,566,338
Preference shares issue		45,000,000
Shares issued, shares		785,000,000
Second Amended Certificate of Incorporation [Member] | Series A Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preferred stock, par value		$ 0.0001
Preference shares outstanding		29,057,097
Equity Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued, value	$ 500,000,000
Purchase of stock, percentage	98.00%
Equity Purchase Agreement [Member] | Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued, shares	250,000
Structuring fees	$ 10,000
Warrants [Member] | Warrant Transfer Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding			4,104,000
Warrant to transfer shares		3,104,000
Warrants [Member] | Warrant Transfer Agreement [Member] | Sponsor [Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding			1,000,000
Warrants [Member] | Warrant Transfer Agreement [Member] | Sorrento Therapeutics, Inc. [Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding			3,104,000